SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	Jan. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for current expected credit loss		$ 1,065	$ 10,925
Accounts receivables factoring		0	$ 12,989
Adoption Adjustment to Retained Earnings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for current expected credit loss		$ 385
Adoption Adjustment to Retained Earnings [Member] | Subsequent Event [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for current expected credit loss	$ 358